EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Partners' Capital Notes [Abstract]
Schedule of movement in the number of common units, subordinated units and general partner units
The following table shows the movement in the number of preferred units, common units, and general partner units during the years ended December 31, 2020, 2019 and 2018:

(in units)	Preferred Units	Common Units	GP Units
December 31, 2017	5,520,000	69,768,261	1,423,843
January 2018 Common Unit ATM Program	—	617,969	12,548
During 2018 unit repurchase program	—	(930,866)	—
December 31, 2018	5,520,000	69,455,364	1,436,391
August 2019 unit repurchase program	—	(153,728)	—
December 31, 2019 and 2020	5,520,000	69,301,636	1,436,391